Trade and other receivables (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables
Trade notes receivable	R$ 615,365	R$ 207,260
Provision for trade notes receivable	92,028	28,588
Trade and other receivables	707,393	235,848
Expected credit losses	(4,413)	(1,560)
Trade and other receivables	702,980	234,288
Domestic operations
Trade and other receivables
Trade notes receivable	78,801	53,711
Provision for trade notes receivable	(74,533)	(28,588)
Foreign operations
Trade and other receivables
Trade notes receivable	536,564	R$ 153,549
Provision for trade notes receivable	R$ 17,495